Share Option Activity Under Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance	9,773,842
Number of Options, Granted	2,838,795
Number of Options, Forfeited	(917,940)
Number of Options, Exercised	(1,889,872)	(1,452,468)	(7,842,341)
Number of Options, Ending balance	9,804,825	9,773,842
Number of Options, Expected To Vest	9,302,216
Number of Options, Exercisable	5,676,003
Weighted Average Exercise Price, Beginning balance	$ 1.84
Weighted Average Exercise Price, Options granted	$ 2.80
Weighted Average Exercise Price, Options forfeited	$ 3.55
Weighted Average Exercise Price, Options exercised	$ 1.53
Weighted Average Exercise Price, Ending Balance	$ 2.02	$ 1.84
Weighted Average Exercise Price, Options Expected To Vest	$ 2.00
Weighted Average Exercise Price, Options exercisable	$ 1.59
Weighted Average Remaining Contractual Term, Options outstanding	5 years 11 months 12 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest	5 years 11 months 1 day
Weighted Average Remaining Contractual Term, Options exercisable	6 years 11 days
Aggregate Intrinsic Value, Options outstanding	$ 22,042
Aggregate Intrinsic Value, Options vested and expected to vest	21,057
Aggregate Intrinsic Value, Options exercisable	$ 15,144